Investments - Schedule of Long-Term Investments (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Short-term investments
Total	$ 21,600,727	$ 22,932,540
Short-Term Investments [Member]
Short-term investments
Trading securities	3,019,240	5,355,552
Long-term Investment [Member]
Short-term investments
Held-to-maturity debt securities	18,581,487	17,576,988
Quoted prices in active markets (level 1) [Member]
Short-term investments
Total	21,600,727	22,932,540
Quoted prices in active markets (level 1) [Member] | Short-Term Investments [Member]
Short-term investments
Trading securities	3,019,240	5,355,552
Quoted prices in active markets (level 1) [Member] | Long-term Investment [Member]
Short-term investments
Held-to-maturity debt securities	18,581,487	17,576,988
Significant Other Observable Inputs (Level 2) [Member]
Short-term investments
Total
Significant Other Observable Inputs (Level 2) [Member] | Short-Term Investments [Member]
Short-term investments
Trading securities
Significant Other Observable Inputs (Level 2) [Member] | Long-term Investment [Member]
Short-term investments
Held-to-maturity debt securities
Significant other unobservable inputs (level 3) [Member]
Short-term investments
Total
Significant other unobservable inputs (level 3) [Member] | Short-Term Investments [Member]
Short-term investments
Trading securities
Significant other unobservable inputs (level 3) [Member] | Long-term Investment [Member]
Short-term investments
Held-to-maturity debt securities